Schedule of deferred revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred revenues on maintenance contracts	€ 1,294	€ 920
Deferred revenue on RPP	126	84
Deferred revenue on sale of devices	287	172
Deferral of the gain on sale-lease-back transactions	0	2
Deferred research and development grants	394	0
Total	2,101	1,177
Deferred Revenue, Noncurrent	504	74
Deferred Revenue, Current	€ 1,597	€ 1,102